Income Tax / Deferred Tax	12 Months Ended
Dec. 31, 2021
Deferred tax expense (income) [abstract]
Income Tax / Deferred Tax

NOTE 8: INCOME TAX / DEFERRED TAX

As indicated in Note 1, the Company is a Marshall Islands corporation. However, the Company is subject to tax in Argentina, Paraguay and Brazil, and with respect to its cabotage operations in Uruguay, jurisdictions where certain of its subsidiaries operate. The Company’s operations in Panama and the port and international barge transportation services in Uruguay are not taxed. The corporate income tax rate in Argentina, Paraguay, Brazil, and Uruguay is 35%, 10%, 34%, and 25%, respectively for the year ended December 31, 2021.

The components of (loss)/ income before income taxes in consolidated statements of income for the years ended December 31, 2021, 2020 and 2019 are as follows:

	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Argentina	$(12,843)	$129	$(503)
Paraguay	(10,232)	(9,619)	1,786
Uruguay	12,835	50,271	56,572
Panama	(47,055)	(27,745)	(23,600)
Marshall Islands	(3,356)	478	(3,597)
Brazil	(399)	(21)	95
Total (loss)/ income before income taxes and noncontrolling interest	$(61,050)	$13,493	$30,753

Income tax (expense)/ benefit is comprised of:

	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Current	(2,603)	(1,282)	(98)
Deferred	(1,511)	(360)	(864)
Total Argentina	$(4,114)	$(1,642)	$(962)
Current	1	(45)	–
Deferred	5	7	(77)
Total Brasil	$6	$(38)	$(77)
Current	(206)	(54)	(102)
Deferred	(373)	(90)	(100)
Total Paraguay	$(579)	$(144)	$(202)
Current	–	–	–
Deferred	(642)	–	642
Total Uruguay	$(642)	–	$642
Total income tax (expense)/ benefit	$(5,329)	$(1,824)	$(599)

The net loss subject to income taxes corresponds to the operations in Argentina, Brazil, Paraguay, and the cabotage operations in Uruguay:

	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Benefit before income taxes and noncontrolling interest	$(61,050)	$13,493	$30,753
Panama, Marshall Islands, Uruguay Port/Barge (not taxed)	$(40,415)	$(23,004)	$(31,945)
Net loss subject to income taxes	$(20,905)	$(9,511)	$(1,192)

Reconciliation of taxes calculated based on statutory tax rates to income tax (expense)/benefit:

	December 31, 2021	December 31, 2020	December 31, 2019
Income tax calculated at the tax rates applicable to profits in the respective countries (expense)/benefit	$5,012	$930	$582
Tax effect of amounts which are not (deductible)/taxable in calculating taxable income
Allocation of parent company expenses, not deductible for local income tax	$(4,231)	$(845)	$(409)
Foreign exchange losses/gains in $, not (deductible)/taxable for local income tax	$874	$129	$(443)
Impact of changes in local income tax rate on future years deferred tax, not taxable for local income tax	$(2,112)	–	$(208)
Other local GAAP and local tax return adjustments	$(4,872)	$(2,038)	$(121)
Total income tax expense	$(5,329)	$(1,824)	$(599)

The components of deferred income taxes included on the balance sheets were as follows:

	December 31, 2021	December 31, 2020
Deferred income tax assets:
Future deductible differences	$82	$691
Total deferred income tax assets	$82	$691
Deferred income tax liability:
Intangible assets	(3,740)	(3,299)
Property, plant and equipment, net	(4,255)	(3,154)
Tax inflation adjustment in Argentina	(1,319)	(1,796)
Other	(1,181)	(334)
Total deferred income tax liability	(10,495)	(8,583)
Net deferred income tax liability	$(10,413)	$(7,892)

The evolution of the deferred income tax assets and liabilities included on the balance sheets was as follows:

Deferred income tax assets	Future deductible differences	Tax loss carry-forward	Total Deferred Income Tax Assets
At January 1, 2019	$931	$387	$1,318
Variance of nondeductible unpaid intercompany balances	(425)	–	(425)
Nondeductible impact of vessel impairment	642	–	642
Net utilization of tax loss carry-forward	–	(490)	(490)
Changes in income tax rate	–	103	103
Other	(363)	–	(363)
At December 31, 2019	$785	$–	$785
Variance of nondeductible unpaid intercompany balances	488	–	488
Other	(582)	–	(582)
At December 31, 2020	$691	$–	$691
Variance of nondeductible unpaid intercompany balances	(466)	–	(466)
Nondeductible impact of vessel impairment	(642)	–	(642)
Changes in income tax rate	80	–	80
Other	419	–	419
At December 31, 2021	$82	$–	$82

Deferred income tax liabilities	Intangible Assets	Property, Plant, and Equipment	Other deferred tax liabilities	Total Deferred Income Tax Liabilities
At January 1, 2019	$(4,013)	$(3,264)	$(1,210)	$(8,487)
Depreciations and Amortizations	534	84	–	618
Changes in income tax rate	(266)	(45)	–	(311)
Other	–	–	(95)	(95)
At December 31, 2019	$(3,745)	$(3,225)	$(1,305)	$(8,275)
Depreciations and Amortizations	446	71	–	517
Tax inflation adjustment in Argentina	–	–	(1,448)	(1,448)
Other	–	–	623	623
At December 31, 2020	$(3,299)	$(3,154)	$(2,130)	$(8,583)
Depreciations and Amortizations	488	82	–	570
Changes in income tax rate	(929)	(1,183)	–	(2,112)
Tax inflation adjustment in Argentina	–	–	477	477
Other	–	–	(847)	(847)
At December 31, 2021	$(3,740)	$(4,255)	$(2,500)	$(10,495)